UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9375
                                   811-9633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

Merill Lynch Global Financial Services Fund, Inc.
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                    Beneficial
                                                      Interest   Mutual Funds                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  $ 44,818,345   Global Financial Services Portfolio                $ 123,648,506
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Mutual Funds (Cost - $89,645,606) - 100.1%     123,648,506
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $89,645,606) - 100.1%      123,648,506

                                                                 Liabilities in Excess of Other Assets - (0.1%)           (64,964)
                                                                                                                    -------------
                                                                 Net Assets - 100.0%                                $ 123,583,542
                                                                                                                    =============

Global Financial Services Portfolio
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                        Shares
                       Industry                           Held   Common Stocks                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Europe
---------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%         Commercial Banks - 0.1%           1,800   KBC Bancassurance Holding                          $     166,989
                       ----------------------------------------------------------------------------------------------------------
                       Diversified Financial            13,600   Fortis                                                   432,329
                       Services - 0.4%
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Belgium                           599,318
---------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%         Commercial Banks - 0.9%          30,000   Danske Bank A/S                                        1,053,223
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Denmark                         1,053,223
---------------------------------------------------------------------------------------------------------------------------------
France - 0.0%          Insurance - 0.0%                    700   CNP Assurances                                            54,991
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in France                             54,991
---------------------------------------------------------------------------------------------------------------------------------
Germany - 0.7%         Insurance - 0.7%                 24,200   Hannover Rueckversicherung AG Registered Shares          854,356
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Germany                           854,356
---------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%         Commercial Banks - 0.7%          28,200   Allied Irish Banks Plc                                   602,363
                                                        16,100   Anglo Irish Bank Corp. Plc                               243,652
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Ireland                           846,015
---------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.1%     Diversified Financial             5,300   ING Groep NV CVA                                         183,172
                       Services - 0.1%
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the Netherlands                   183,172
---------------------------------------------------------------------------------------------------------------------------------
Spain - 0.0%           Insurance - 0.0%                  1,600   Corporacion Mapfre SA                                     26,328
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Spain                              26,328
---------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.4%          Commercial Banks - 0.4%          67,081   Akbank T.A.S.                                            545,978
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Turkey                            545,978
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 6.1%  Capital Markets - 0.4%            8,900   Close Brothers Group Plc                                 138,657
                                                        17,500   ICAP Plc                                                 121,674
                                                         7,200   Man Group Plc                                            236,086
                                                                                                                    -------------
                                                                                                                          496,417
                       ----------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.9%             700   Barclays Plc                                               7,342
                                                       117,400   Lloyds TSB Group Plc                                     984,548
                                                        29,100   London Scottish Bank Plc                                  45,461
                                                                                                                    -------------
                                                                                                                        1,037,351
                       ----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.0%          40,300   Cattles Plc                                              227,790
                                                       109,900   Provident Financial Plc                                1,032,966
                                                                                                                    -------------
                                                                                                                        1,260,756
                       ----------------------------------------------------------------------------------------------------------
                       Insurance - 0.2%                 25,900   Jardine Lloyd Thompson Group Plc                         221,873
                       ----------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage              265,100   Kensington Group Plc                                   4,209,742
                       Finance - 3.6%                   16,000   Northern Rock Plc                                        259,021
                                                                                                                    -------------
                                                                                                                        4,468,763
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United Kingdom              7,485,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Europe - 9.4%                  11,648,541
---------------------------------------------------------------------------------------------------------------------------------
Middle East
---------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.2%           Commercial Banks - 0.2%          21,200   Commercial International Bank                            217,033
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the Middle East - 0.2%            217,033
---------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                        Shares
                       Industry                           Held   Common Stocks                                          Value
---------------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 10.0%        Insurance - 10.0%                90,800   ACE Ltd.                                           $   4,852,352
                                                         4,600   Everest Re Group Ltd.                                    461,610
                                                        24,600   Montpelier Re Holdings Ltd.                              464,940
                                                           800   PartnerRe Ltd.                                            52,536
                                                       132,500   RenaissanceRe Holdings Ltd.                            5,844,575
                                                        10,600   XL Capital Ltd. Class A                                  714,228
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Bermuda                        12,390,241
---------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%          Commercial Banks - 0.0%             117   Toronto-Dominion Bank                                      6,166
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Canada                              6,166
---------------------------------------------------------------------------------------------------------------------------------
United States - 42.7%  Capital Markets - 1.1%           17,500   Affiliated Managers Group (a)                          1,404,375
                       ----------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.2%           3,600   First Horizon National Corp.                             138,384
                                                         1,500   Hudson United Bancorp                                     62,520
                                                           245   TD Banknorth, Inc.                                         7,117
                                                                                                                    -------------
                                                                                                                          208,021
                       ----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.0%          14,200   Capital One Financial Corp.                            1,226,880
                       ----------------------------------------------------------------------------------------------------------
                       Insurance - 5.1%                    500   Arthur J. Gallagher & Co.                                 15,440
                                                        12,800   Bristol West Holdings, Inc.                              243,584
                                                           400   Brown & Brown, Inc.                                       12,216
                                                         2,000   Hilb Rogal & Hobbs Co.                                    77,020
                                                       422,500   PXRE Group Ltd.                                        5,475,600
                                                           200   The Progressive Corp.                                     23,356
                                                        11,200   Willis Group Holdings Ltd.                               413,728
                                                                                                                    -------------
                                                                                                                        6,260,944
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate - 25.4%               1,000   AMB Property Corp.                                        49,170
                                                       280,000   Aames Investment Corp.                                 1,808,800
                                                       349,800   American Home Mortgage Investment Corp.               11,392,986
                                                         1,400   Equity Office Properties Trust                            42,462
                                                       544,100   Friedman Billings Ramsey Group, Inc. Class A (d)       5,386,590
                                                       270,500   New Century Financial Corp. (d)                        9,756,935
                                                        11,800   Novastar Financial, Inc. (d)                             331,698
                                                       237,300   Saxon Capital Inc.                                     2,688,609
                                                                                                                    -------------
                                                                                                                       31,457,250
                       ----------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage              123,100   Accredited Home Lenders Holding Co. (a)(d)             6,103,298
                       Finance - 9.9%                  264,400   Fremont General Corp.                                  6,142,012
                                                                                                                    -------------
                                                                                                                       12,245,310
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the United States              52,802,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in North America - 52.7%          65,199,187
---------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                        Shares
                       Industry                           Held   Common Stocks                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
---------------------------------------------------------------------------------------------------------------------------------
Australia - 0.0%       Commercial Banks - 0.0%           2,600   National Australia Bank Ltd.                       $      61,794
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Australia                          61,794
---------------------------------------------------------------------------------------------------------------------------------
China - 0.3%           Real Estate - 0.3%            1,504,300   Beijing Capital Land Ltd.                                441,383
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in China                             441,383
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%       Real Estate - 1.7%            1,532,000   China Resources Land Ltd.                                637,218
                                                       887,300   Hopson Development Holdings Ltd.                       1,087,160
                                                     1,079,100   Shanghai Forte Land Co. Ltd.                             368,814
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Hong Kong                       2,093,192
---------------------------------------------------------------------------------------------------------------------------------
India - 0.4%           Commercial Banks - 0.4%          34,900   ICICI Bank Ltd.                                          453,367
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in India                             453,367
---------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.4%       Commercial Banks - 0.4%         746,900   Bank Central Asia Tbk PT                                 258,075
                                                     1,154,100   Bank Mandiri Persero Tbk PT                              192,350
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Indonesia                         450,425
---------------------------------------------------------------------------------------------------------------------------------
Japan - 5.0%           Capital Markets - 1.9%           57,000   Daiichi Commodities Co. Ltd.                             411,455
                                                       122,000   Daikoh Holdings, Inc.                                    506,481
                                                        14,000   Kyokuto Securities Co. Ltd.                              213,031
                                                        14,400   Nomura Holdings, Inc.                                    275,726
                                                        62,000   Takagi Securities Co. Ltd.                               388,715
                                                        82,200   Toyo Securities Co., Ltd.                                518,843
                                                                                                                    -------------
                                                                                                                        2,314,251
                       ----------------------------------------------------------------------------------------------------------
                       Construction &                   23,000   Okumura Corp.                                            129,196
                       Engineering - 0.1%
                       ----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.2%           2,200   Aeon Credit Service Co., Ltd.                            208,015
                                                         6,000   Aiful Corp.                                              500,720
                                                        14,600   Credit Saison Co., Ltd.                                  728,577
                                                                                                                    -------------
                                                                                                                        1,437,312
                       ----------------------------------------------------------------------------------------------------------
                       Distributors - 0.2%              30,000   ACE Koeki Co. Ltd.                                       254,173
                       ----------------------------------------------------------------------------------------------------------
                       Household Durables - 0.5%        29,500   Fuso Lexel, Inc.                                         337,414
                                                        21,000   The Japan General Estate Co. Ltd.                        349,970
                                                                                                                    -------------
                                                                                                                          687,384
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate - 1.1%                1,200   Dynacity Corp.                                           314,666
                                                           100   Sanyo Housing Nagoya Co. Ltd.                            167,754
                                                        10,900   Sumitomo Real Estate Sales                               693,544
                                                           100   Sunwood Corp.                                            144,031
                                                                                                                    -------------
                                                                                                                        1,319,995
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in Japan                           6,142,311
---------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                        Shares
                       Industry                           Held   Common Stocks                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
---------------------------------------------------------------------------------------------------------------------------------
South Korea - 29.1%    Commercial Banks - 14.2%        330,100   Daegu Bank                                         $   4,996,320
                                                        95,445   Hana Financial Group, Inc.                             4,362,229
                                                       240,700   Industrial Bank of Korea (a)                           4,178,943
                                                       311,700   Pusan Bank                                             4,085,695
                                                                                                                    -------------
                                                                                                                       17,623,187
                       ----------------------------------------------------------------------------------------------------------
                       Insurance - 14.9%               260,700   Dongbu Insurance Co., Ltd.                             5,274,091
                                                       537,750   Korean Reinsurance Co.                                 5,638,967
                                                       143,200   Meritz Fire & Marine Insurance Co. Ltd.                7,479,804
                                                                                                                    -------------
                                                                                                                       18,392,862
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in South Korea                    36,016,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks in the Pacific
                                                                 Basin/Asia - 36.9%                                    45,658,521
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $90,113,516) - 99.2%                         122,723,282
---------------------------------------------------------------------------------------------------------------------------------

                                                    Beneficial
                                                      Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                  $ 14,069,100   Merrill Lynch Liquidity Series, LLC
                                                                 Money Market Series (b)(c)                            14,069,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $14,069,100) - 11.4%                          14,069,100
---------------------------------------------------------------------------------------------------------------------------------

                                                     Number of
                                                     Contracts   Options Purchased
---------------------------------------------------------------------------------------------------------------------------------
                       Call Options                        300   Accredited Home Lenders Holding Co.,
                       Purchased - 4.4%                          expiring January 2006 at USD 40                          273,000
                                                         1,852   Accredited Home Lenders Holding Co.,
                                                                 expiring March 2006 at USD 40                          2,074,240
                                                         4,014   American Home Mortgage Investment Corp.,
                                                                 expiring March 2006 at USD 35                            742,590
                                                         1,624   American Home Mortgage Investment Corp.,
                                                                 expiring March 2006 at USD 40                            121,800
                                                           118   Bear Stearns Cos., Inc., expiring July 2006
                                                                 at USD 95                                                276,120
                                                            91   Bear Stearns Cos., Inc., expiring January 2007
                                                                 at USD 75                                                394,940
                                                           110   Bear Stearns Cos., Inc., expiring January 2007
                                                                 at USD 100                                               250,800
                                                           155   Bear Stearns Cos., Inc., expiring January 2007
                                                                 at USD 110                                               246,450
                                                         4,518   New Century Financial Corp., expiring May 2006
                                                                 at USD 40                                              1,061,730
                       ----------------------------------------------------------------------------------------------------------
                                                                 Total Options Purchased
                                                                 (Premiums Paid - $4,047,509) - 4.4%                    5,441,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $108,230,125*) - 115.0%    142,234,052

                                                                 Liabilities in Excess of Other Assets - (15.0%)      (18,585,546)
                                                                                                                    -------------
                                                                 Net Assets - 100.0%                                $ 123,648,506
                                                                                                                    =============

Global Financial Services Portfolio
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 109,834,863
                                                                  =============
      Gross unrealized appreciation                               $  40,213,963
      Gross unrealized depreciation                                  (7,814,774)
                                                                  -------------
      Net unrealized appreciation                                 $  32,399,189
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                        $10,551,600         $ 22,803
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

o Forward foreign exchange contracts as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                            Settlement         Unrealized
      Purchased                                      Date           Depreciation
      --------------------------------------------------------------------------
      GBP 76,945                                 January 2006       $      (570)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts - Net
      (USD Commitment - $132,662)                                   $      (570)
                                                                    ===========

o     Currency Abbreviation:
      GBP  British Pound

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: February 21, 2006

By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: February 21, 2006